Investment Risks - CrossingBridge Ultra-Short Duration ETF	Jan. 28, 2026
Asset-Backed And Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations. Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.
Bank Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loans Risk. The Fund’s investments in secured and unsecured assignments and/or participations in bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund, therefore, may be forced to sell other assets at a loss to pay redemption proceeds. A significant portion of bank loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans. The secondary market for bank loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.
Below Investment Grade Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities Risks (commonly referred to as “junk” bonds). The Fund may invest up to 100% of its assets in fixed income instruments that are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by nationally recognized statistical rating organizations (“NRSROs”) and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.
Corporate Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Corporate Events Risk. Corporate events risk is the risk that a corporate transaction or opportunity will not occur, or a natural disaster or regulatory change will cause an abrupt downgrade in a corporate bond which may lower the Fund’s performance.
Credit-Related Instruments Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit-Related Instruments Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the Fund. Interest rates have risen from historically low levels, and may rise further. A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time, particularly during periods of market turmoil, and may also make these securities difficult to value.
Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.
Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Distressed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Distressed Securities Risk. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment. Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.
Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The Fund may invest in income producing equity securities. Although investments in income producing equity securities are considered safer than equity securities in general, and equities historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.
ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although Shares are listed for trading on the NASDAQ Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

ETF Risk, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risk, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.
ETF Risk, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risk, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on the NASDAQ Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

Fixed Income Securities Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Market Risk. Difficult conditions in the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for fixed income securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for fixed income securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, coupled with extraordinary levels of Fund shareholder redemption requests, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund’s books, borrowing money to satisfy redemption requests in accordance with the Fund’s borrowing policy or postponing payment of redemption requests for up to seven days or longer, as permitted by applicable law, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to meet shareholder redemption requests or to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.

Interest rate changes may have adverse effects on investment, volatility and liquidity in the market for fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. The Fund invests a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.
Floating Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating Rate Risk. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.
Foreign Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investments Risk. Investments in fixed income securities and instruments that are linked to fixed income securities (collectively, “Credit-Related Instruments”) of foreign issuers involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Income earned on foreign investments may be subject to foreign withholding taxes.
Forward Currency Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Forward Currency Contracts Risk. The Fund may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.
General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises). Securities issued by agencies and instrumentalities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.
High Portfolio Turnover Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Rate Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The prices of securities in general and fixed income securities in particular tend to be sensitive to interest rate fluctuations. Increases in interest rates can result in significant declines in the prices of fixed income securities. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The negative impact on fixed income securities generally from rate increases, regardless of the cause, could be swift and significant, which could result in losses by the Fund, even if anticipated by the Adviser.
Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund was to sell during times of illiquidity.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
Prepayment Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.
Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.
Rule 144A Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.
Sovereign Debt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy, or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
SPACs Risk Member
Prospectus [Line Items]
Risk [Text Block]	SPACs Risk. The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The market perception of a SPAC’s ability to complete a business combination could materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices.
Trade Versus Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trade Versus Settlement Risk. The Fund may invest in securities that have varied settlement terms and dates. The longer the amount of time between trade date and settlement date the greater the risk that settlement will occur on a timely basis.
Yankee Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.
Zero Coupon Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.